Subsequent Events (Details) - USD ($)					12 Months Ended
	Feb. 27, 2024	Feb. 05, 2024	Jan. 22, 2024	Mar. 24, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 22, 2022	May 19, 2022	Nov. 02, 2021
Subsequent Events [Line Items]
Purchase of ordinary shares					40,499
Number of vested					133,329	7,030	24,631
Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase of ordinary shares	220,000		80,000
Restricted Stock Units (in Dollars)
Exercise price of per share (in Dollars per share)	$ 2.25
Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Number of grant				555,500				165,000	30,000	2,658,188
Number of vested				3,141
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of grant		517,000	320,000